Sensitivity of Critical Assumptions - Property and Casualty insurance Contract Liabilities (Details) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 101	$ 126
Decrease in assumption	(107)	(135)
Increase in assumption	75	93
Decrease in assumption	(79)	(100)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(44)	(47)
Decrease in assumption	44	47
Increase in assumption	(33)	(35)
Decrease in assumption	33	35
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(64)	(56)
Decrease in assumption	64	56
Increase in assumption	(47)	(42)
Decrease in assumption	47	42
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(222)	(226)
Decrease in assumption	222	226
Increase in assumption	(165)	(167)
Decrease in assumption	$ 165	$ 167